Short Term Investments	12 Months Ended
Dec. 31, 2023
Short Term Investments [Abstract]
Short term investments

Note 7 — Short term investments

Short term investments consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Marketable securities	38,448,624	435,659,383	61,510,354

Fair value disclosure:

December 31, 2022
	December 31,	Fair Value
	2022	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	38,448,624	38,448,624	-	-

December 31, 2023
	December 31,	Fair Value
	2023	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	435,659,383	435,659,383	-	-

There is no transfer between the levels for the periods presented.

Gain (loss) from sales of investments amounted to of approximately RMB 2.5 million, RMB (88.3) million and RMB 52.7 million (USD 7.4 million) for the years ended December 31, 2021, 2022 and 2023, respectively.